UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934
Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
__ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period
_______________ to ______________
Date of Report (Date of earliest event reported)     ________________
Commission File Number of securitizer:  ________________
Central Index Key Number of securitizer:     ________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [  ]
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [  ]
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [  ]
 X Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)
Central Index Key Number of depositor:   0001537805
Mercedes-Benz Auto Lease Trust 2016-A
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):                    0001667546
Central Index Key Number of underwriter (if applicable):                         ________________
Steven C. Poling, Esq., Daimler Trust Leasing LLC, (248) 991-6632
Name and telephone number, including area code, of the person to contact in connection with this filing

Item 2.01: Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer
The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see Exhibit 99.1 for the related information.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
Daimler Trust Leasing LLC (Depositor)

By:	/s/ Kenneth C. Casper

Name:	Kenneth C. Casper
Title:	Vice President

Date: February 19, 2016